Investment in Preferred Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of Activity in Investment

The following table summarizes the activity in the investment during the period ended March 31, 2026 and December 31, 2025:

	March 31, 2026		December 31, 2025
	Shares	Amount	Shares	Amount
Beginning balance	1,457	$1,450,000	-	-
Initial recognition at fair value (September 30, 2025)	-	-	1,500	$1,500,000
Proceeds from redemption	(23)	(25,017)	(43)	(50,000)
Impairment charges	-	-	-	-
Observable price adjustments	-	-	-	-
Ending balance	1,434	$1,424,983	1,457	$1,450,000

The following table summarizes the activity in the investment during the year ended December 31, 2025:

	Shares	Amount
Initial recognition at fair value (September 30, 2025)	1,500	$1,500,000
Proceeds from redemption	(43)	(50,000)
Impairment charges	-	-
Observable price adjustments	-	-
Balance, December 31, 2025	1,457	$1,450,000